Equity - Additional Information (Detail)	1 Months Ended			12 Months Ended									12 Months Ended		12 Months Ended
	Jun. 06, 2012 USD ($)	Jun. 06, 2012 RUB	Apr. 30, 2008 RUB	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB	Dec. 31, 2012 RUB		Dec. 31, 2011 RUB		Dec. 31, 2010 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2011 Southern Kuzbass Coal Company (SKCC) [Member] USD ($)	Dec. 31, 2012 Beloretsk Metallurgical Plant (BMP) [Member] USD ($)	Dec. 31, 2012 Izhstal [Member] USD ($)	Dec. 31, 2012 Residents [Member]	Dec. 31, 2012 Non-residents [Member]	Dec. 31, 2012 Minimum [Member] RUB
Equity [Line Items]
Common stock, shares authorized				497,969,086	[1]						497,969,086	[1]
Common stock shares, par value				$ 0.3					10	[1]	10	[1]
Common stock, shares outstanding				416,270,745	[1]		416,270,745	416,270,745			416,270,745	[1]
Preferred stock, shares authorized			138,756,915	138,756,915	[1]						138,756,915	[1]
Preferred stock, par value			10						10	[1]	10	[1]
Percentage of preferred stock capital of total share capital			25.00%
Preferred stock dividend			0.20%
Percentage of preferred stock issued			1.00%
Dividends tax percentage																	9.00%	15.00%
Intercompany dividends				0.00%
Percentage of Russian company held a controlling interest in the share capital of the dividend payer				50.00%
Share capital of the dividend payer																			500,000,000
Dividends received by the Russian entities were subject to a profit tax only when all the relevant criteria were satisfied				0.00%
Dividends received by the Russian entities were subject to a profit tax only when the relevant criteria were not satisfied				9.00%
Statutory undistributed earnings				9,370,410,000		9,397,863,000
Dividend declared to shareholders	180,909,000	5,959,000,000					208,650,000	5,816,000,000
Distribution of preferred shares	79,056,000			79,056,000		78,281,000	78,281,000
Dividend declared date	Jun. 06, 2012	Jun. 06, 2012					Jun. 06, 2011	Jun. 06, 2011
Percentage of acquisitions of noncontrolling interests													0.71%		0.03%	1.63%
Business acquisitions cash paid													16,505,000	283,000	33,000	595,000
Additional paid-in capital													$ 11,558,000		$ 21,000	$ 160,000
Percentage of voting interest acquired														0.02%

[1]	See Note 18